Note 8 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Numerator: Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (47,396)	$ (1,844)
Denominator: Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	17,834,676	15,750,000
Net loss per share —basic and diluted (in dollars per share)	$ (2.66)	$ (0.12)